Asset impairment (Tables)	12 Months Ended
Dec. 31, 2020
Asset Impairment Charges [Abstract]
Schedule of asset impairment
Asset impairment consisted of the following for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Flight equipment held for operating leases (Note 5)	$986,559	$69,383	$39,318
Goodwill (Note 7)	58,094	—	—
Flight equipment held for sale	5,483	766	4,868
Maintenance rights and other	36,847	—	—
	$1,086,983	$70,149	$44,186